Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Top KingWin Ltd
Trading Symbol	TCJH
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001938865
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1304, Building No. 25
Entity Address, Address Line Two	Tian’an Headquarters Center, No. 555
Entity Address, Address Line Three	North Panyu Avenue, Donghuan StreetPanyu District,
Entity Address, City or Town	Guangzhou,
Entity Address, Country	CN
Entity Address, Postal Zip Code	511400
Contact Personnel Name	Ruilin Xu
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Friedman LLP
Auditor Location	New York
Auditor Firm ID	711
Entity File Number	001-41672
Business contact
Document Information Line Items
Entity Address, Address Line One	Room 1304, Building No. 25,
Entity Address, Address Line Two	Tian’an Headquarters Center, No. 555
Entity Address, Address Line Three	North Panyu Avenue, Donghuan StreetPanyu District,
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	511400
Contact Personnel Name	Ruilin Xu,
City Area Code	+86
Local Phone Number	400 661 3113
Contact Personnel Email Address	tcjh@tcjhgw.cn
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	8,213,040
Class B Ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,786,960